Fair Value of Financial Assets and Liabilities - Schedule of Classifies Assets and Liabilities Measured at Fair Value on a Non-recurring Basis (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 31,093,448	$ 28,905,337
LIABILITIES
Financial liabilities	31,941,893	30,181,177
Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	5,555,185	7,576,095
Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	456,957	424,358
Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	354,088	466,006
Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	12,628,648	10,009,988
Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,714,722	4,915,814
Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,360,361	5,486,872
Financial instruments of regulatory capital issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	1,417,784	1,153,045
Lease contract liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	94,575	106,564
Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	359,573	42,435
Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	3,058,752	3,473,392
Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	925,277	187,086
Investments under resale agreements [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	162,774	606,178
Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	26,405,529	24,119,631
Loans and accounts receivable at amortized cost [member]. | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	26,405,529	24,119,631
Fair Value [Member]
ASSETS
Financial assets	7,963,913	6,974,100
LIABILITIES
Financial liabilities	3,644,874	2,925,587
Fair Value [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	30,488,396	28,581,623
LIABILITIES
Financial liabilities	32,063,330	30,403,144
Fair Value [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	5,555,185	7,576,095
Fair Value [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	456,957	424,358
Fair Value [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	354,088	466,006
Fair Value [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	12,703,653	10,097,443
Fair Value [Member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,728,323	4,918,423
Fair Value [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,547,807	5,609,795
Fair Value [Member] | Financial instruments of regulatory capital issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	1,263,169	1,153,045
Fair Value [Member] | Lease contract liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	94,575	115,544
Fair Value [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	359,573	42,435
Fair Value [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	3,058,752	3,473,392
Fair Value [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	494,994	438,496
Fair Value [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	25,711,811	23,795,548
Fair Value [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	1,013,943	187,455
Fair Value [Member] | Investments under resale agreements [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	162,774	606,178
Fair Value [Member] | Loans and receivables from banks, net [member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	46,122	80,554
Level 1 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	4,687,919	4,785,706
LIABILITIES
Financial liabilities	11,535,100	13,531,272
Level 1 [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	5,555,185	7,576,095
Level 1 [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	456,957	424,358
Level 1 [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	354,088	466,006
Level 1 [Member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,714,722	4,915,814
Level 1 [Member] | Lease contract liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	94,575	106,564
Level 1 [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	359,573	42,435
Level 1 [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	3,058,752	3,473,392
Level 1 [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	494,994	438,496
Level 1 [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	925,277	187,086
Level 1 [Member] | Investments under resale agreements [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	162,774	606,178
Level 1 [Member] | Loans and receivables from banks, net [member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	46,122	80,554
Level 2 [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	20,406,793	16,649,905
Level 2 [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	12,628,648	10,009,988
Level 2 [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,360,361	5,486,872
Level 2 [Member] | Financial instruments of regulatory capital issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	1,417,784	1,153,045
Level 3 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	26,405,529	24,119,631
Level 3 [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 26,405,529	$ 24,119,631